Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting

15. Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (CODM), or decision-making group, in deciding how to allocate resources and in assessing performance.

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands public entities’ segment disclosures, among others, requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss; an amount and description of its composition for other segment items; and interim disclosures of a reportable segment’s profit or loss and assets. This new guidance was effective for us beginning on this annual report for the year ended December 31, 2024, and applied retrospectively to all prior periods presented. The impact of the adoption of this guidance was not material to the Company’s financial position or results of operations, as the requirements impact only segment reporting disclosures in our notes to financial statements.

The Company operates as one operating and reportable segment. All of the Company’s long-lived assets, comprised of property and equipment, are based in Singapore. All of the Company’s revenue was in Singapore for the years ended December 31, 2022, 2023 and 2024, based on the location of the customers.

The Company’s CODM is the Company’s Chief Executive Officer. The Company’s CODM assesses performance for the segment and decides how to allocate resources by regularly reviewing the segment net income (loss) that also is reported as consolidated net income (loss) on the statement of operations and comprehensive income (loss), after taking into account the Company’s strategic priorities, its cash balance, and its expected use of cash. Further, the CODM reviews and utilizes revenue (i.e., supply materials or construction contract), cost of revenue (i.e., subcontracting costs, material costs, labor costs, equipment rental cost and overhead costs), and operating expenses (i.e., provision for credit losses, employees’ salaries and benefit, depreciation, legal and professional fees, and administrative expenses) at the consolidated level to manage the Company’s operations. Other segment items mainly included in interest expenses, net and other income, which are reflected in the segment and consolidated net income (loss). The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets.

	For the Years Ended December 31,
	2022 SGD	2023 SGD	2024 SGD	2024 USD
Revenue
Supply materials	57,618	4,701	1,350	1,012
Revenue from contracts	16,766,550	21,805,616	13,846,198	10,384,649
Total revenue	16,824,168	21,810,317	13,847,548	10,385,661

Cost of revenue
Subcontracting costs	6,554,587	8,612,283	4,817,236	3,612,927
Material costs	5,375,194	6,282,505	3,686,385	2,764,789
Labor costs	2,344,686	3,048,639	2,521,648	1,819,236
Equipment rental costs	146,034	477,253	171,915	128,936
Overhead costs	222,285	744,797	1,400,288	1,050,216
Total cost of revenue	14,642,786	19,165,477	12,597,472	9,448,104
Gross profit	2,181,382	2,644,840	1,250,076	937,557

Operating expenses
Provision for credit losses	17,272	399,278	154,077	115,558
Employees’ salaries and benefit	749,953	895,520	1,066,971	800,228
Depreciation	146,709	161,712	170,343	127,757
Legal and Professional fees	835,131	905,287	465,242	348,932
Administrative expenses	357,818	330,793	360,768	270,576
Total operating expenses	2,106,883	2,689,590	2,063,324	1,663,051

Income (loss) from operations	74,499	(44,750)	(967,325)	(725,494)

Other income (expense)
Interest expenses, net	(83,276)	(77,104)	(65,921)	(49,440)
Finance expense, net	(7,125)	(8,096)	(4,273)	(3,205)
Other income	222,309	99,543	140,656	105,492
Foreign exchange gain (loss), net	4,510	(2,906)	46,859	35,144
Total other income, net	136,418	11,437	117,321	87,991

Income (loss) before provision for income taxes	210,917	(33,313)	(850,004)	(637,503)
Income tax (expense) benefit	(142,290)	37,998	35,638	26,728
Net income (loss)	68,627	4,685	(814,366)	(610,775)